Disclosures about Fair Value of Assets (Detail Textuals) - Significant Unobservable Inputs (Level 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 276,713	$ 391,745
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 0	$ (38,967)